Pension And Postretirement Benefit Costs (Plan Assets By Category) (Details) (Pension Benefits [Member])	Dec. 31, 2012	Dec. 31, 2011
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	60.00%	59.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	28.00%	33.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	12.00%	8.00%